Loans Receivable, Net	12 Months Ended
Dec. 31, 2025
Loans Receivable, Net
Loans Receivable, Net

11. Loans Receivable, Net

Loans receivable as of December 31, 2024 and 2025 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2024
	RMB	RMB	US$
Loans receivable:
-Within credit term	41,423	12,937	1,850
-Past due	201,744	179,049	25,604
Total loans receivable	243,167	191,986	27,454
Allowance for credit losses	(74,059)	(79,570)	(11,379)
Loans receivable, net	169,108	112,416	16,075

The loan interest rates range between 3.9% and 13.0% for the year ended December 31, 2025. Short-term loans are recorded within loans receivables, net, and long-term loans of RMB33.1 million were recorded in other non-current assets as of December 31, 2025. RMB241.2 million and RMB192.0 million of the loans is secured by collateral as of December 31, 2024 and 2025 respectively.

The following table presents the aging analysis of non-purchased past due loans receivable as of the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Past due within 1 year	23,662	29,777	4,258
Past due more than 1 year	59,946	75,046	10,731
Total non-purchased past due loans	83,608	104,823	14,989

The Group also purchased past due loans from third parties with the amount of RMB1.8 million and RMB0.5 million for the years ended December 31, 2024 and 2025, respectively. The purchased past due loans of RMB19.4 million and RMB6.4 million were collected or transferred to other investors, for the years ended December 31, 2024 and 2025, respectively. The Group determined the credit deterioration of purchased past due loans has not been more than insignificant since origination.

The following table presents the activity in the allowance for credit losses for loans receivable as of and for the years ended December 31, 2024 and 2025.

RMB
(Amount in Thousands)
Loans receivable—December 31, 2023	79,510
Provisions	7,353
Reversal	(6,077)
Write off	(6,727)
Loans receivable—December 31, 2024	74,059
Provisions	29,014
Write off	(23,503)
Loans receivable—December 31, 2025	79,570